2. Investment Securities (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Less than 12 months
Fair Value	$ 9,768,131	$ 30,940,410
Unrealized Loss	15,008	100,158
U.S. GSE debt securities
Less than 12 months
Fair Value	8,715,492	29,940,644
Unrealized Loss	13,936	99,310
U.S. Government securities
Less than 12 months
Fair Value	1,052,639	999,766
Unrealized Loss	$ 1,072	$ 848